Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of Accounts receivable, net

	December 31,
	2020	2019

Accounts receivable	$8	$208
Allowance for doubtful accounts	—	(196)
	$8	$12

Schedule of movements in allowance for doubtful accounts

	2020	2019

Balance at the beginning of the year	$196	$196
Addition	—	—
Written-off	(196)	—
Balance at the end of the year	$—	$196